Property operating costs and general and administrative expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Property operating costs and general and administrative expenses	Property operating costs and general and administrative expenses
1.Property operating costs consist of the following:
a.Direct property operating costs from investment properties that generated rental income during the year:

	December 31, 2024	December 31, 2023	December 31, 2022

Real estate tax	$3,202,144	$2,658,183	$1,831,436
Insurance	1,323,142	1,062,027	691,462
Maintenance	2,521,060	2,083,252	1,624,366
Structural maintenance accrual	115,727	111,851	110,403
Trust fees	117,953	114,062	110,439
Other property related expenses	5,959,809	5,344,889	3,227,095
Energy costs	8,004,325	2,102,060	1,345,588

	$21,244,160	$13,476,324	$8,940,789
b.Direct property operating costs from investment properties that did not generate rental income during the year:

	December 31, 2024	December 31, 2023	December 31, 2022

Real estate tax	$551,697	$683,843	$328,919
Insurance	49,521	33,298	42,973
Maintenance	637,403	625,648	458,178
Other property related expenses	2,109,652	3,420,609	1,652,535
	3,348,273	4,763,398	2,482,605

Total property operating costs	$24,592,433	$18,239,722	$11,423,394
2.General and administrative expenses consist of the following:

	December 31, 2024	December 31, 2023	December 31, 2022

Employee annual salary plus employee benefits	$15,243,386	$14,751,539	$11,237,633
Other administrative expenses	4,528,998	3,131,556	2,264,053
Auditing, legal and consulting expenses	2,341,323	2,357,281	971,629
Property appraisal and other fees	599,347	572,207	682,905
Marketing expenses	998,198	948,211	1,026,804
Other	68,477	379,197	116,997
	23,779,729	22,139,991	16,300,021

Depreciation	1,416,026	1,578,073	1,463,920
Share-based compensation expense – Note 21.3	8,982,488	8,001,831	6,650,487

Total	$34,178,243	$31,719,895	$24,414,428